Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Depreciation and Amortization of Property and Equipment	Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Useful life
Property and buildings	20–25 years
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Schedule of Land Use Rights	Land use rights are amortized using the straight-line method with the following estimated useful lives:
Useful life
Land use rights	46 years

Schedule of Company’s Total Revenues by Geographic Market	The summary of the Company’s total revenues by geographic market for the years ended September 30, 2023, 2022 and 2021 was as follows:
	For the Years Ended September 30,
	2023	2022	2021
China domestic market	$2,739,459	$2,743,257	$2,545,663
Overseas market	17,081,998	16,447,284	18,218,610
Total revenue	$19,821,457	$19,190,541	$20,764,273

Schedule of Company’s Total Revenues by Product Categories	The summary of the Company’s total revenues by product categories for the years ended September 30, 2023, 2022 and 2021 was as follows:
	For the Years Ended September 30,
	2023	2022	2021
Wheelchair	$16,348,133	$15,622,273	$18,205,458
Wheelchair components and others	3,473,324	3,568,268	2,558,815
Total revenue	$19,821,457	$19,190,541	$20,764,273

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	September 30, 2023	September 30, 2022	September 30, 2021
Year-end spot rate	US$1=RMB7.2952	US$1=RMB7.1135	US$1=RMB6.4580
Average rate	US$1=RMB7.0511	US$1=RMB6.5532	US$1=RMB6.5095